Condensed Consolidated Statement of Operations and Comprehensive Income	6 Months Ended				12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 SGD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues, net	$ 5,961,901	$ 7,844,606		$ 8,333,053	$ 10,385,661	$ 13,847,548		$ 21,810,317
Cost of revenue	4,935,695	6,494,335		7,155,034	9,448,104	12,597,472		19,165,477
Gross profit	1,026,206	1,350,271		1,178,019	937,557	1,250,076		2,644,840
Operating expenses
Allowance for expected credit losses					115,558	154,077		399,278
General and administrative expenses	825,974	1,086,808		1,142,906	1,547,493	2,063,324		2,290,312
Total operating expenses	825,974	1,086,808		1,142,906	1,663,051	2,217,401		2,689,590
(Loss) Income from operations	200,232	263,463		35,113	(725,494)	(967,325)		(44,750)
Other income (expense)
Interest expenses, net	(7,818)	(10,287)		(42,559)	(49,440)	(65,921)		(77,104)
Finance expenses, net	(1,466)	(1,929)		(3,289)	(3,205)	(4,273)		(8,096)
Other income	72,146	94,929		110,890	105,492	140,656		99,543
Foreign exchange, net	(77,669)	(102,196)		3,542	35,144	46,859		(2,906)
Total other incomes (expenses), net	(14,807)	(19,483)		68,584	87,991	117,321		11,437
Income (loss) before provision for income taxes	185,425	243,980		103,697	(637,503)	(850,004)		(33,313)
Income tax expense				79,033	26,728	35,638		37,998
Net income (loss)	185,425	243,980	$ 18,252	24,664	(610,775)	(814,366)	$ 3,516	4,685
Comprehensive income (loss)	$ 185,425	$ 243,980		$ 24,664	$ (610,775)	$ (814,366)		$ 4,685
Earnings per share - basic | (per share)	$ 0.01	$ 0.02		$ 0.00	$ (0.05)	$ (0.07)		$ 0.00
Earnings per share - diluted | (per share)	$ 0.01	$ 0.02		$ 0.00	$ (0.05)	$ (0.07)		$ 0.00
Weighted average shares outstanding, basic	13,040,055	13,040,055	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000
Weighted average shares outstanding, diluted	13,040,055	13,040,055	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000